Organization and Business Description (Details) - Schedule of Balance Sheets - VIE [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheets [Abstract]
Cash and cash equivalents	$ 264,375	$ 336,871
Restricted cash	42,410
Accounts receivable, net	1,352	200,539
Inventories	4,789	3,590
Prepaid expenses and other current assets	1,177,643	2,537,524
Total current assets	2,002,021	3,470,506
Long term prepayments and other non-current assets	47,094	14,358
Plant, property and equipment, net	2,649,977	2,874,500
Intangible assets, net	27,322	31,036
Long-term investments	1,879,986	3,019,281
Total non-current assets	4,604,379	5,939,175
Total assets	6,606,400	9,409,681
Accounts payable	49,982	50,953
Deferred revenue	311,089	222,605
Deferred government subsidy	2,816,941	2,871,665
Income taxes payable	501,526	506,638
Accrued expenses and other current liabilities	478,666	293,699
Total current liabilities	4,913,254	4,389,658
Total liabilities	4,913,254	4,389,658
Related Party [Member]
Schedule of Balance Sheets [Abstract]
Due from related parties	511,452	391,982
Deferred revenue	340,850	347,471
Due to related parties	$ 414,200	$ 96,627